Share-based Payment Arrangements (Tables)	12 Months Ended
Dec. 31, 2022
Texts Block [Abstract]
Summary of Reconciliation of Outstanding Share Options

The number and weighted-average exercise prices of Share Options granted under the 2021 GHL Plan since its establishment as a replacement of the GHI 2018 Plan and GHI 2015 Plan were as follows:

	Number of Share Options *	Weighted average exercise price per share	Weighted-average remaining contractual life
	’000	$	(in years)
Reverse Recapitalization replacement issuance under the 2021 GHL Plan (see table below on option granted under GHI 2018 Plan and GHI 2015 Plan)	53,307	1.97	7.41
Exercised	(188)	0.81
Canceled and forfeited	(23)	1.73
As of December 31, 2021	53,096	1.98	7.81
Issued for acquisition of non-controlling interests	17,910	2.26
Exercised	(12,846)	1.31
Canceled and forfeited	(3,223)	2.15
As of December 31, 2022	54,937	2.22	7.22

	Number of Share Options *	Weighted average exercise price per share
Exercisable as at 31 December	’000	$
2021	18,010	1.76
2022	32,021	2.10

The Share Options outstanding as at December 31, 2022 had an exercise price in the range of $0.28 to $4.03 (2021: $0.28 to $4.03). As at December 31, 2022 and December 31, 2021, certain share options exercised were not registered as ordinary shares.

The number and weighted-average exercise prices of Share Options under the GHI 2018 Plan and GHI 2015 Plan and as replaced by the 2021 GHL Plan were as follows:

	Number of Share Options *	Weighted average exercise price per share *	Weighted-average remaining contractual life
	’000	$	(in years)
As of January 1, 2020	115,212	1.06	8.21
Granted	11,736	1.85
Exercised	(7,308)	0.59
Canceled and forfeited	(5,397)	0.99
As of December 31, 2020	114,243	1.17	7.54
Granted	2,848	1.29
Exercised	(62,220)	0.81
Canceled and forfeited	(1,564)	1.04
Effect of replacement of GHI 2018 Plan and GHI 2015 Plan with 2021 GHL Plan as a part of Reverse Recapitalization	(53,307)	1.97
As of December 31, 2021	—	—	—

* The number and exercise price of share options reflect the exchange ratio to receive 1.3032888 GHL Ordinary Shares for each GHI Share.

	Number of Share Options *	Weighted average exercise price per share
Exercisable as at 31 December	’000	$
2020	57,634	0.80

The Share Options outstanding as at December 31, 2020 had an exercise price in the range of $0.28 to $6.07. As at December 31, 2020, certain Share Options were exercised but have not been registered as ordinary shares.

Summary of Reconciliation of Outstanding RSUs

The number of unvested RSUs issued under the 2021 GHL Plan were as follows:

Number of unvested restricted share units
2021 GHL Plan	’000
Reverse Recapitalization replacement issuance under the 2021 GHL Plan (see table below for restricted share units granted under the GHI 2018 Plan and GHI 2015 Plan)	66,457
Vested	(330)
Canceled and forfeited	(1,481)
As of December 31, 2021	64,646
Granted	109,016
Vested	(24,343)
Canceled and forfeited	(17,554)
As of December 31, 2022	131,765

As at December 31, 2021, certain RSUs were vested but were not registered as ordinary shares.

The number of unvested RSUs issued under the GHI 2018 Plan and GHI 2015 Plan and as replaced by the 2021 GHL Plan were as follows:

Number of unvested restricted share units *
GHI 2018 Plan and GHI 2015 Plan	’000
As of January 1, 2020	36,302
Granted	19,850
Vested	(10,114)
Canceled and forfeited	(9,492)
As of December 31, 2020	36,546
Granted	47,895
Vested	(11,783)
Canceled and forfeited	(6,201)
Effect of replacement of GHI 2018 Plan and GHI 2015 Plan with 2021 GHL Plan as a part of the Reverse Recapitalization	(66,457)
As of December 31, 2021	—

* The number of RSUs reflect the exchange ratio to receive 1.3032888 GHL Ordinary Shares for each GHI Share.

As at December 31, 2020 certain RSUs were vested but were not registered as ordinary shares.

Summary of Share-based Payment Expenses

The following table summarizes total share-based payment expense by function for the years ended December 31, 2022 , December 31, 2021 and December 31, 2020:

	2022	2021	2020
(in $ millions)	$	$	$
Cost of revenue	60	42	10
Sales and marketing	14	11	2
Research and development	124	89	14
General and administrative	214	215	28
Total	412	357	54

Summary of Measurement of Fair Values - Share Options

The fair value of the Share Options has been measured using the Black-Scholes option-pricing model based on the value of ordinary shares. A summary of the measurement of the fair values and inputs at grant date is as follow:

	2021	2020
Fair value at grant date (weighted average)*	$8.95	$2.46
Share price at grant date (weighted average)*	$9.97	$3.59
Exercise price at grant date (weighted average)*	$1.29	$1.85
Expected volatility (weighted average)	61.57%	56.46%
Expected terms (years) (weighted average)	6.2	6.0
Expected dividend (weighted average)	0%	0%
Risk-free interest rate (weighted average)	1.24%	0.40%